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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2004

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Danforth Associates, Inc.
Address:   One Hollis Street
           Suite 206
           Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427

Signature, Place, and Date of Signing:

Stuart Gould Danforth   Wellesley, MA   July 21, 2004

Report Type:

[X]    13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $103,606,059

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                           FORM 13F INFORMATION TABLE

                                                                                            DISCRETION                AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP        MARKET VALUE        SHARES    (A) SOLE        MANAGER   (C) NONE
--------------            --------------         -----        ------------        ------     ---------      -------   ---------
AMERISOURCBERGEN CORP.        COM              03073E105      $   311,633          5213           X            1           X

AMBAC FINANCIAL GROUP         COM              023139108      $ 1,571,028          21392          X            1           X

AMERICAN INT'L GROUP          COM              026874107      $ 2,310,527          32383          X            1           X

AMGEN INC.                    COM              031162100      $ 2,419,415          44336          X            1           X

AUTOMATIC DATA PROC.          COM              053015103      $ 1,667,217          39809          X            1           X

BANK OF AMERICA CORP.         COM              060505104      $   942,328          11136          X            1           X

BARD C R INC.                 COM              067383109      $ 1,409,905          24888          X            1           X

BECTON DICKINSON AND CO.      COM              075887109      $ 1,987,721          38373          X            1           X

BEMIS CO INC.                 COM              081437105      $ 1,398,855          49517          X            1           X

BRISTOL MYERS SQUIBB          COM              110122108      $   360,640          14720          X            1           X

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
                                                                                            DISCRETION                AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP        MARKET VALUE        SHARES    (A) SOLE        MANAGER   (C) NONE
--------------            --------------         -----        ------------        ------     ---------      -------   ---------
CISCO SYSTEMS                 COM              17275R102      $ 1,801,721          76022          X            1           X

CITIGROUP INC                 COM              172967101      $ 4,467,394          96073          X            1           X

COLGATE PALMOLIVE             COM              194162103      $ 3,589,047          61403          X            1           X

CONOCOPHILLIPS                COM              20825C104      $   888,626          11648          X            1           X

QUEST DIAGNOSTICS             COM              74834L100      $   697,694          8213           X            1           X

EXXON MOBIL                   COM              30231G102      $ 6,175,210          139050         X            1           X

FANNIE MAE                    COM              313586109      $ 3,094,811          43369          X            1           X

FEDEX CORP                    COM              31428X106      $ 2,170,753          26573          X            1           X

FIRST DATA CORP               COM              319963104      $ 1,729,782          38854          X            1           X

GENERAL ELECTRIC              COM              369604103      $ 4,734,118          146114         X            1           X

GAP INC.                      COM              364760108      $   604,504          24928          X            1           X

HARLEY-DAVIDSON INC           COM              412822108      $ 1,077,074          17389          X            1           X

INT'L FLAVORS & FRAG.         COM              459506101      $   654,986          17513          X            1           X

JOHNSON & JOHNSON             COM              478160104      $ 2,857,744          51306          X            1           X

LIZ CLAIBORNE INC             COM              539320101      $ 1,118,992          31100          X            1           X

LOWES COS.                    COM              548661107      $ 5,470,316          104097         X            1           X

MATTEL INC.                   COM              577081102      $   679,046          37208          X            1           X

MEDTRONIC                     COM              585055106      $ 4,468,842          91725          X            1           X

3M COMPANY                    COM              88579y101      $ 2,689,858          29884          X            1           X

MERCK & CO                    COM              589331107      $ 1,659,222          34931          X            1           X

MICROSOFT                     COM              594918104      $ 2,117,067          74127          X            1           X

PEPSI CO INC.                 COM              713448108      $ 2,714,205          50375          X            1           X

PFIZER INC                    COM              717081103      $ 5,912,368          172472         X            1           X

PROCTER & GAMBLE CO.          COM              742718109      $ 3,886,660          71393          X            1           X

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
                                                                                            DISCRETION                AUTHORITY
NAME OF ISSUER            TITLE OF CLASS         CUSIP        MARKET VALUE        SHARES    (A) SOLE        MANAGER   (C) NONE
--------------            --------------         -----        ------------        ------     ---------      -------   ---------
PRAXAIR INC.                  COM              74005P104      $ 1,158,866          29037          X            1           X

SYSCO CORP.                   COM              871829107      $ 2,068,048          57654          X            1           X

TARGET                        COM              87612E106      $ 2,616,831          61616          X            1           X

T ROWE PRICE GROUP            COM              74144T108      $ 1,412,208          28020          X            1           X

UNION PACIFIC CORP.           COM              907818108      $ 1,636,658          27530          X            1           X

UNITED TECHNOLOGIES           COM              913017109      $ 2,193,507          23978          X            1           X

VIACOM INC. B NON VTG         COM              925524308      $ 1,030,271          28843          X            1           X

WALGREEN CO.                  COM              931422109      $ 4,576,887          126398         X            1           X

WACHOVIA CORP.                COM              929903102      $   680,800          14400          X            1           X

WAL-MART                      COM              931142103      $ 1,707,854          32370          X            1           X

WASHINGTON MUTUAL INC.        COM              939322103      $ 1,256,070          32507          X            1           X

WELLS FARGO                   COM              949746101      $ 1,516,480          26498          X            1           X

XILINX                        COM              983919101      $   733,723          22027          X            1           X

YUM BRANDS INC.               COM              988498101      $ 1,387,152          37269          X            1           X